ACQUISITIONS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012 Sweet IM Ltd. [Member]	Dec. 31, 2012 Sweet IM Ltd. [Member]	Dec. 31, 2011 Sweet IM Ltd. [Member]	Aug. 31, 2011 Smilebox Inc. [Member]	Dec. 31, 2012 Smilebox Inc. [Member]	Dec. 31, 2011 Smilebox Inc. [Member]
Business Acquisition [Line Items]
Consideration paid with cash			$ 13,054			$ 24,269	$ 6,266
Working capital acquired			3,014
Ordinary shares issuable			1,990,000			128,538	65,720
Issuance of shares related to acquisition	18,200	750	17,863			750	337
Fair value of consideration			7,500			7,000
Liability incurred			7,324	5,992		6,474
Contingent payment			7,500			8,000
Acquisition related costs incurred			1,593					1,069
Amortization of intangible assets				$ 6,345	$ 6,484